Intangible Asset, Net (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		93 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Amortization expense					$ 30,609	$ 30,610	$ 168,363
Intangible Assets [Member]
Patent, amortization period			15 years
Amortization expense	$ 9,526	$ 7,597	$ 15,303	$ 15,303	$ 30,609	$ 30,610	$ 168,363